Cover	May 02, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 02, 2024
Entity Registrant Name	OHIO POWER COMPANY
Entity Incorporation, State or Country Code	OH
Entity File Number	1-6543
Entity Tax Identification Number	31-4271000
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000073986
Amendment Flag	false